RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Remuneration of Directors and Members of the Executive Committee
The remuneration of directors and members of the executive committee was as set forth in the table below.

	12/31/2019			12/31/2020			12/31/2021
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	1,077	16	334	1,242	22	448	1,148	22	522
Executive committee	1,277	10	299	1,374	25	201	1,457	24	302
Board of directors	321	—	125	300	—	43	306	—	1
Total	2,675	26	757	2,915	47	692	2,911	46	825